Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

18. INCOME TAX

Income tax recognized in the statement of operations:

	Year ended
	December 31, 2021	December 31, 2020
Current tax
Current tax expense in respect of the current year	$—	$—

Deferred tax
Deferred tax expense (recovery) in the current year	950	—
Total income tax expense recognized in the current year	$950	$—

The reconciliation of income tax expense attributable to loss before income taxes differs from the amounts computed by applying the combined federal and provincial combined tax rate of 27% (2020 – 27%) of pre-tax loss as a result of the following:

	Year ended
	December 31, 2021	December 31, 2020
Net loss before income tax	$(44,681)	$(25,891)
Expected federal income tax recovery calculated at 27%(a)	(12,064)	(6,992)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit	3,493	(1,454)
Tax rates differences applicable to foreign subsidiaries	(708)	(143)
Adjustments related to prior years	0	958
Change valuation allowance	7,988	8,009
Foreign exchange	1,226	(378)
Changes in tax rates	950	—
Other	65	—
Income tax expense	$950	$—

____________

(a)      Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.

The following net deferred tax assets are not recognized in the consolidated financial statements due to the unpredictability of future income as of the periods presented:

	Year ended
	December 31, 2021	December 31, 2020
Deferred tax asset (liability)
Non-capital losses carry forward	$24,139	$18,436
Capital losses carryforward	98	98
Other	3,765	1,697
Property, plant and equipment	595	279
Intangibles	581	441
Deferred tax assets	$29,178	$20,951
Valuation allowance	(28,513)	(20,525)
Intangible assets	(6,650)	(5,700)
Other	(665)	(426)
Net deferred tax liability	$(6,650)	$(5,700)

As at December 31, 2021, the Company has operating losses, which may be carried forward to apply against future year’s income tax for income tax purposes, subject to final determination by taxation authorities and expiring as follows:

	Canada	United States	Colombia	United Kingdom	Portugal	Germany	Total
2030	$—	$—	$2,689	$—	$—	$—	$2,689
2031	—	—	12,395	—	1,909	—	$14,304
2032	—	—	6,135	—	4,088	—	$10,223
2033	—	—	7,591	—	4,159	—	$11,750
2037	—	641	—	—	—	—	$641
2038	117	—	—	—	—	—	$117
2039	1,058	—	—	—	—	—	$1,058
2040	11,605	—	—	—	—	—	$11,605
2041	9,297	—	—	—	—	—	$9,297
Indefinite	—	13,520	—	—	—	9,103	$22,623
Total	$22,077	$14,161	$28,810	$—	$10,156	$9,103	$84,307

Should all of the deferred tax assets be recognized as an asset in the future, approximately $390 of the benefit would be credited to share capital. Due to the losses sustained by the Company in the current and prior periods, no amount of deferred tax related to investments in subsidiaries has been recognized.

Uncertain Tax Benefits

The Company has recorded no provisions for, or reserved amounts related to unrecognized deferred tax assets in respect of, uncertain tax benefits during calendar year December 31, 2021 and 2020. The Company did not record any expenses related to interest or penalties related to income taxes during calendar year December 31, 2021 and 2020. All years since the incorporation of the Company and its subsidiaries remain open to be audited by tax authorities.